Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Fixed income securities	$ 290,882	$ 330,559
Short-term investments	55,959	24,203
Separate account assets	1,700,566	1,625,669
Total assets at fair value	2,047,407	1,980,431
% of total assets at fair value	100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(267,859)	(314,926)
Total liabilities at fair value	(267,859)	(314,926)
% of total liabilities at fair value	100.00%	100.00%
U.S. government agencies and authorities
Assets:
Fixed income securities	73,846	92,087
Municipal
Assets:
Fixed income securities	2,769	2,900
Corporate
Assets:
Fixed income securities	191,977	191,968
Foreign government
Assets:
Fixed income securities	5,164	5,264
Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	14,450	29,737
Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	2,676	8,603
Recurring basis
Assets:
Fixed income securities	290,882	330,559
Short-term investments	55,959	24,203
Separate account assets	1,700,566	1,625,669
Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	73,846	92,087
Recurring basis | Municipal
Assets:
Fixed income securities	2,769	2,900
Recurring basis | Corporate
Assets:
Fixed income securities	191,977	191,968
Recurring basis | Foreign government
Assets:
Fixed income securities	5,164	5,264
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	14,450	29,737
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	2,676	8,603
Quoted prices in active markets for identical assets (Level 1)
Assets:
Total assets at fair value	1,748,850	1,678,765
% of total assets at fair value	85.40%	84.70%
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets:
Fixed income securities	27,520	34,303
Short-term investments	20,764	18,793
Separate account assets	1,700,566	1,625,669
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	27,520	34,303
Significant other observable inputs (Level 2)
Assets:
Total assets at fair value	298,557	301,354
% of total assets at fair value	14.60%	15.20%
Significant other observable inputs (Level 2) | Recurring basis
Assets:
Fixed income securities	263,362	295,944
Short-term investments	35,195	5,410
Significant other observable inputs (Level 2) | Recurring basis | U.S. government agencies and authorities
Assets:
Fixed income securities	46,326	57,784
Significant other observable inputs (Level 2) | Recurring basis | Municipal
Assets:
Fixed income securities	2,769	2,900
Significant other observable inputs (Level 2) | Recurring basis | Corporate
Assets:
Fixed income securities	191,977	191,656
Significant other observable inputs (Level 2) | Recurring basis | Foreign government
Assets:
Fixed income securities	5,164	5,264
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets:
Fixed income securities	14,450	29,737
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets:
Fixed income securities	2,676	8,603
Significant unobservable inputs (Level 3)
Assets:
Total assets at fair value		312
% of total assets at fair value		0.10%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(267,859)	(314,926)
Total liabilities at fair value	(267,859)	(314,926)
% of total liabilities at fair value	100.00%	100.00%
Significant unobservable inputs (Level 3) | Recurring basis
Assets:
Fixed income securities		312
Significant unobservable inputs (Level 3) | Recurring basis | Corporate
Assets:
Fixed income securities		$ 312